TAXES PAYABLES (Tables)	12 Months Ended
Dec. 31, 2012
Taxes Payable [Abstract]
Federal Income Tax Note [Table Text Block]
Tax payables are summarized as follows:
	December 31,	December 31,	December 31,
	2012	2011	2010
Business Tax Payable	$	$	$22,873
VAT tax payables	4,241,346	4,183,815	4,431,547
Income tax liability	353,575	411,638	567,389
Individual Income tax payable	6,712	-	23,946
Other tax payable	162	(4,151)	4,833
Total taxes payable	$4,601,795	$4,591,302	$5,050,588